INTEREST AND OTHER FINANCING COSTS	12 Months Ended
Dec. 31, 2020
INTEREST AND OTHER FINANCING COSTS
INTEREST AND OTHER FINANCING COSTS

10.   INTEREST AND OTHER FINANCING COSTS

GFL’s interest and other financing costs are comprised of the following:

	Successor			Predecessor
	December 31,	December 31,	December 31,	May 31, 2018
	2020	2019	2018 (214 days)	(151 days)
Interest	$372.4	$472.7	$149.5	$85.1
Loss on extinguishment of debt	168.7	—	—	—
Amortization of deferred financing costs	36.1	9.7	23.3	4.1
Accretion of landfill closure and post-closure obligations	6.9	6.1	1.2	1.3
Other financing costs	13.5	43.7	68.2	36.9
Interest and other finance costs	$597.6	$532.2	$242.2	$127.4